UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06570

Name of Fund: BlackRock MuniYield New Jersey Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock MuniYield New Jersey Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052

Date of fiscal year end: 11/30/2007

Date of reporting period: 06/01/2007 - 08/31/2007

Item 1 - Schedule of Investments

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)         (in Thousands)

                             Face
                           Amount    Municipal Bonds                                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 141.6%       $ 1,000    Burlington County, New Jersey, Bridge Commission Revenue Bonds
                                     (Governmental Leasing Program), 5.25% due 8/15/2012 (f)                              $   1,070
                          ---------------------------------------------------------------------------------------------------------
                            1,500    Delaware River and Bay Authority Revenue Bonds, 5% due 1/01/2033 (d)                     1,515
                          ---------------------------------------------------------------------------------------------------------
                            2,010    Delaware River Joint Toll Bridge Commission of New Jersey and Pennsylvania,
                                     Bridge Revenue Refunding Bonds, 5% due 7/01/2021                                         2,058
                          ---------------------------------------------------------------------------------------------------------
                            3,645    Delaware River Joint Toll Bridge Commission of New Jersey and Pennsylvania,
                                     Bridge Revenue Refunding Bonds, 5% due 7/01/2028                                         3,685
                          ---------------------------------------------------------------------------------------------------------
                            2,620    Essex County, New Jersey, Improvement Authority Revenue Bonds, Series A,
                                     5% due 10/01/2013 (b)(f)                                                                 2,791
                          ---------------------------------------------------------------------------------------------------------
                            6,860    Garden State Preservation Trust of New Jersey, CABS, Series B, 5.12%
                                     due 11/01/2023 (c)(h)                                                                    3,222
                          ---------------------------------------------------------------------------------------------------------
                            4,540    Garden State Preservation Trust of New Jersey, CABS, Series B, 5.25%
                                     due 11/01/2028 (c)(h)                                                                    1,619
                          ---------------------------------------------------------------------------------------------------------
                            4,300    Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                     Preservation Revenue Bonds, Series A, 5.80% due 11/01/2022 (c)                           4,789
                          ---------------------------------------------------------------------------------------------------------
                            5,460    Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                     Preservation Revenue Bonds, Series A, 5.75% due 11/01/2028 (c)                           6,336
                          ---------------------------------------------------------------------------------------------------------
                            1,180    Gloucester County, New Jersey, Improvement Authority,
                                     Solid Waste Resource Recovery, Revenue Refunding Bonds
                                     (Waste Management Inc. Project), AMT, Series B, 7% due 12/01/2029                        1,230
                          ---------------------------------------------------------------------------------------------------------
                            2,000    Gloucester County, New Jersey, Improvement Authority,
                                     Solid Waste Resource Recovery, Revenue Refunding Bonds
                                     (Waste Management Inc. Project), Series A, 6.85% due 12/01/2029                          2,101
                          ---------------------------------------------------------------------------------------------------------
                            1,500    Hudson County, New Jersey, COP, Refunding, 6.25% due 12/01/2016 (d)                      1,745
                          ---------------------------------------------------------------------------------------------------------
                            4,500    Hudson County, New Jersey, Improvement Authority, Facility Lease Revenue
                                     Refunding Bonds (Hudson County Lease Project), 5.375% due 10/01/2024 (b)                 4,610
                          ---------------------------------------------------------------------------------------------------------
                            6,840    Jackson Township, New Jersey, School District, GO, 5% due 4/15/2012 (b)(f)               7,220
                          ---------------------------------------------------------------------------------------------------------
                            1,455    Middlesex County, New Jersey, Improvement Authority, County-Guaranteed
                                     Revenue Bonds (Golf Course Projects), 5.25% due 6/01/2022                                1,535
                          ---------------------------------------------------------------------------------------------------------
                            3,050    Middlesex County, New Jersey, Improvement Authority, County-Guaranteed
                                     Revenue Bonds (Golf Course Projects), 5% due 6/01/2029                                   3,125
                          ---------------------------------------------------------------------------------------------------------
                              970    Middlesex County, New Jersey, Improvement Authority, Senior Revenue Bonds
                                     (Heldrich Center Hotel/Conference Project), Series A, 5% due 1/01/2020                     926
                          ---------------------------------------------------------------------------------------------------------
                            1,500    Middlesex County, New Jersey, Pollution Control Financing Authority,
                                     Revenue Refunding Bonds (Amerada Hess Corporation), 6.05% due 9/15/2034                  1,550
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock MuniYield New Jersey Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT      Alternative Minimum Tax (subject to)
CABS     Capital Appreciation Bonds
COP      Certificates of Participation
EDA      Economic Development Authority
EDR      Economic Development Revenue Bonds
GO       General Obligation Bonds
M/F      Multi-Family
S/F      Single-Family

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)         (in Thousands)

                             Face
                           Amount    Municipal Bonds                                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                          $ 2,085    Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue
                                     Refunding Bonds, 5% due 12/01/2011 (a)(f)                                            $   2,193
                          ---------------------------------------------------------------------------------------------------------
                            1,215    Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue
                                     Refunding Bonds, 5% due 12/01/2015 (a)                                                   1,273
                          ---------------------------------------------------------------------------------------------------------
                            1,280    Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue
                                     Refunding Bonds, 5% due 12/01/2016 (a)                                                   1,341
                          ---------------------------------------------------------------------------------------------------------
                            1,335    Morristown, New Jersey, Parking Authority Revenue Bonds, 4.50% due 8/01/2037 (d)         1,289
                          ---------------------------------------------------------------------------------------------------------
                            1,720    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625% due 6/15/2019                        1,740
                          ---------------------------------------------------------------------------------------------------------
                            1,895    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                         1,963
                          ---------------------------------------------------------------------------------------------------------
                            2,000    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029 (k)                     2,157
                          ---------------------------------------------------------------------------------------------------------
                              370    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                           377
                          ---------------------------------------------------------------------------------------------------------
                              755    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                           785
                          ---------------------------------------------------------------------------------------------------------
                            1,425    New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey), 5.25% due 6/01/2024      1,476
                          ---------------------------------------------------------------------------------------------------------
                              685    New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey), 5.25% due 6/01/2032        706
                          ---------------------------------------------------------------------------------------------------------
                            1,500    New Jersey EDA, First Mortgage Revenue Bonds (Fellowship Village),
                                     Series C, 5.50% due 1/01/2028                                                            1,485
                          ---------------------------------------------------------------------------------------------------------
                            1,250    New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship Village),
                                     Series A, 5.50% due 1/01/2018                                                            1,257
                          ---------------------------------------------------------------------------------------------------------
                            3,500    New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship Village),
                                     Series A, 5.50% due 1/01/2025                                                            3,500
                          ---------------------------------------------------------------------------------------------------------
                            2,500    New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at
                                     Ward Homestead Project), Series A, 5.75% due 11/01/2024                                  2,535
                          ---------------------------------------------------------------------------------------------------------
                            2,000    New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at
                                     Ward Homestead Project), Series A, 5.80% due 11/01/2031                                  2,017
                          ---------------------------------------------------------------------------------------------------------
                           14,000    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%
                                     due 7/01/2033 (d)                                                                       14,586
                          ---------------------------------------------------------------------------------------------------------
                              220    New Jersey EDA, Revenue Bonds (Department of Human Services), 5% due 7/01/2012             230
                          ---------------------------------------------------------------------------------------------------------
                            3,850    New Jersey EDA, Revenue Bonds (Saint Barnabas Project), Series A, 6.30%
                                     due 7/01/2024 (d)(h)                                                                     1,735
                          ---------------------------------------------------------------------------------------------------------
                            5,800    New Jersey EDA, School Facilities Construction Revenue Bonds, Series L, 5%
                                     due 3/01/2030 (c)                                                                        5,938
                          ---------------------------------------------------------------------------------------------------------
                            3,400    New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.25%
                                     due 3/01/2023                                                                            3,578
                          ---------------------------------------------------------------------------------------------------------
                            3,000    New Jersey EDA, School Facilities Construction Revenue Bonds, Series P, 5%
                                     due 9/01/2015                                                                            3,195
                          ---------------------------------------------------------------------------------------------------------
                            3,115    New Jersey EDA, School Facilities Construction Revenue Bonds, Series P, 5.25%
                                     due 9/01/2016                                                                            3,353
                          ---------------------------------------------------------------------------------------------------------
                            6,670    New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American
                                     Water Company, Inc. Project), AMT, Series A, 6.875% due 11/01/2034 (b)                   6,747
                          ---------------------------------------------------------------------------------------------------------
                            8,000    New Jersey EDA, Water Facilities Revenue Refunding Bonds (United Water of
                                     New Jersey, Inc.), Series B, 4.50% due 11/01/2025 (a)                                    7,902
                          ---------------------------------------------------------------------------------------------------------
                            3,500    New Jersey Environmental Infrastructure Trust Revenue Bonds
                                     (Environmental Infrastructure), Series A, 5.25% due 9/01/2010 (f)                        3,689
                          ---------------------------------------------------------------------------------------------------------
                            1,100    New Jersey Health Care Facilities Financing Authority, Health System
                                     Revenue Bonds (Catholic Health East), Series A, 5.375% due 11/15/2012 (f)                1,185
                          ---------------------------------------------------------------------------------------------------------

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)         (in Thousands)

                             Face
                           Amount    Municipal Bonds                                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                          $ 1,540    New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                     (Children's Specialized Hospital), Series A, 5.50% due 7/01/2036                     $   1,518
                          ---------------------------------------------------------------------------------------------------------
                            1,950    New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                     (Hunterdon Medical Center), Series A, 5.125% due 7/01/2035                               1,928
                          ---------------------------------------------------------------------------------------------------------
                            1,845    New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                     (Pascack Valley Hospital Association), 6.625% due 7/01/2036                              1,295
                          ---------------------------------------------------------------------------------------------------------
                            1,845    New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                     (RWJ Healthcare Corporation), Series B, 5% due 7/01/2035 (e)                             1,720
                          ---------------------------------------------------------------------------------------------------------
                            4,000    New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                     (Robert Wood University), 5.70% due 7/01/2020 (a)                                        4,191
                          ---------------------------------------------------------------------------------------------------------
                            1,875    New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                     (Somerset Medical Center), 5.50% due 7/01/2033                                           1,740
                          ---------------------------------------------------------------------------------------------------------
                            6,640    New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                     (South Jersey Hospital), 6% due 7/01/2012 (f)                                            7,267
                          ---------------------------------------------------------------------------------------------------------
                            2,000    New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                     (Southern Ocean County Hospital), 5.125% due 7/01/2031 (e)                               2,002
                          ---------------------------------------------------------------------------------------------------------
                            1,060    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                     (Atlantic City Medical Center), 5.75% due 7/01/2012 (f)                                  1,153
                          ---------------------------------------------------------------------------------------------------------
                              500    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                     (Atlantic City Medical Center), 6.25% due 7/01/2012 (f)                                    555
                          ---------------------------------------------------------------------------------------------------------
                              520    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                     (Atlantic City Medical Center), 6.25% due 7/01/2017                                        561
                          ---------------------------------------------------------------------------------------------------------
                            1,125    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                     (Atlantic City Medical Center), 5.75% due 7/01/2025                                      1,164
                          ---------------------------------------------------------------------------------------------------------
                            1,650    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                     (Capital Health System Inc.), Series A, 5.75% due 7/01/2023                              1,696
                          ---------------------------------------------------------------------------------------------------------
                            1,500    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                     (Meridian Health System Obligation Group), 5.25% due 7/01/2019 (c)                       1,551
                          ---------------------------------------------------------------------------------------------------------
                            2,250    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                     (Meridian Health System Obligation Group), 5.375% due 7/01/2024 (c)                      2,321
                          ---------------------------------------------------------------------------------------------------------
                            2,195    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                     (Meridian Health System Obligation Group), 5.25% due 7/01/2029 (c)                       2,257
                          ---------------------------------------------------------------------------------------------------------
                            4,255    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                     (Saint Barnabas Health Care System), Series A, 5% due 7/01/2029                          4,002
                          ---------------------------------------------------------------------------------------------------------
                            2,000    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                     (Saint Barnabas Health Care System), Series B, 5.92% due 7/01/2030 (h)                     498
                          ---------------------------------------------------------------------------------------------------------
                            1,500    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                     (Saint Barnabas Health Care System), Series B, 7.242% due 7/01/2036 (h)                    256
                          ---------------------------------------------------------------------------------------------------------
                           13,250    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                     (Saint Barnabas Health Care System), Series B, 6.754% due 7/01/2037 (h)                  2,131
                          ---------------------------------------------------------------------------------------------------------

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)         (in Thousands)

                             Face
                           Amount    Municipal Bonds                                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                          $ 1,385    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                     (South Jersey Hospital System), 5% due 7/01/2036                                     $   1,295
                          ---------------------------------------------------------------------------------------------------------
                            1,650    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                     (South Jersey Hospital System), 5% due 7/01/2046                                         1,496
                          ---------------------------------------------------------------------------------------------------------
                            4,150    New Jersey State Educational Facilities Authority, Higher Education,
                                     Capital Improvement Revenue Bonds, Series A, 5.125% due 9/01/2012 (a)(f)                 4,422
                          ---------------------------------------------------------------------------------------------------------
                            2,000    New Jersey State Educational Facilities Authority Revenue Bonds
                                     (Georgian Court College Project), Series C, 6.50% due 7/01/2013 (f)                      2,267
                          ---------------------------------------------------------------------------------------------------------
                            1,100    New Jersey State Educational Facilities Authority Revenue Bonds
                                     (Kean University), Series D, 5% due 7/01/2032 (b)                                        1,134
                          ---------------------------------------------------------------------------------------------------------
                            1,750    New Jersey State Educational Facilities Authority Revenue Bonds
                                     (Rider University), Series C, 5% due 7/01/2037 (e)                                       1,614
                          ---------------------------------------------------------------------------------------------------------
                            1,955    New Jersey State Educational Facilities Authority Revenue Bonds
                                     (Rowan University), Series C, 5% due 7/01/2014 (d)(f)                                    2,091
                          ---------------------------------------------------------------------------------------------------------
                            2,165    New Jersey State Educational Facilities Authority Revenue Bonds
                                     (Rowan University), Series C, 5.125% due 7/01/2014 (d)(f)                                2,332
                          ---------------------------------------------------------------------------------------------------------
                            1,000    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Georgian Court University), Series D, 5.25% due 7/01/2037                                 990
                          ---------------------------------------------------------------------------------------------------------
                            5,305    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Montclair State University), Series L, 5% due 7/01/2014 (d)(f)                          5,675
                          ---------------------------------------------------------------------------------------------------------
                            1,870    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Princeton Theological Seminary), 5% due 7/01/2026                                       1,908
                          ---------------------------------------------------------------------------------------------------------
                            2,600    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Princeton University), Series A, 5% due 7/01/2030                                       2,681
                          ---------------------------------------------------------------------------------------------------------
                              750    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Ramapo College), Series I, 4.25% due 7/01/2031 (a)                                        701
                          ---------------------------------------------------------------------------------------------------------
                              810    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Ramapo College), Series I, 4.25% due 7/01/2036 (a)                                        749
                          ---------------------------------------------------------------------------------------------------------
                            1,000    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Rider University), 5% due 7/01/2017 (e)                                                 1,018
                          ---------------------------------------------------------------------------------------------------------
                            1,255    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Rider University), Series A, 5.50% due 7/01/2023 (e)                                    1,280
                          ---------------------------------------------------------------------------------------------------------
                            1,450    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Rider University), Series A, 5.25% due 7/01/2034 (e)                                    1,413
                          ---------------------------------------------------------------------------------------------------------
                            1,300    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Rowan University), Series B, 4.25% due 7/01/2034 (b)                                    1,198
                          ---------------------------------------------------------------------------------------------------------
                            2,200    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Stevens Institute of Technology), Series A, 5% due 7/01/2027                            2,140
                          ---------------------------------------------------------------------------------------------------------
                            3,605    New Jersey State Higher Education Assistance Authority, Student Loan Revenue Bonds,
                                     AMT, Series A, 5.30% due 6/01/2017 (a)                                                   3,635
                          ---------------------------------------------------------------------------------------------------------

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)         (in Thousands)

                             Face
                           Amount    Municipal Bonds                                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                          $ 2,500    New Jersey State Highway Authority, Garden State Parkway General Revenue
                                     Refunding Bonds, 5.625% due 1/01/2010 (f)                                            $   2,633
                          ---------------------------------------------------------------------------------------------------------
                            7,175    New Jersey State Housing and Mortgage Finance Agency, Capital Fund Program
                                     Revenue Bonds, Series A, 4.70% due 11/01/2025 (c)                                        7,131
                          ---------------------------------------------------------------------------------------------------------
                            4,515    New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds,
                                     AMT, Series CC, 5.80% due 10/01/2020 (d)                                                 4,636
                          ---------------------------------------------------------------------------------------------------------
                            2,600    New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds,
                                     AMT, Series U, 5.60% due 10/01/2012 (d)                                                  2,641
                          ---------------------------------------------------------------------------------------------------------
                            1,500    New Jersey State Housing and Mortgage Finance Agency, M/F Revenue Bonds,
                                     AMT, Series A, 4.90% due 11/01/2035 (b)                                                  1,431
                          ---------------------------------------------------------------------------------------------------------
                            4,945    New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue
                                     Refunding Bonds, AMT, Series T, 4.65% due 10/01/2032                                     4,553
                          ---------------------------------------------------------------------------------------------------------
                            3,620    New Jersey State Transit Corporation, COP (Federal Transit Administration Grants),
                                     Series B, 5.75% due 9/15/2014                                                            3,864
                          ---------------------------------------------------------------------------------------------------------
                            3,525    New Jersey State Transportation Trust Fund Authority, Transportation System
                                     Revenue Bonds, Series A, 5.50% due 12/15/2021                                            3,885
                          ---------------------------------------------------------------------------------------------------------
                            4,140    New Jersey State Transportation Trust Fund Authority, Transportation System
                                     Revenue Bonds, Series C, 5.05% due 12/15/2035 (a)(h)                                     1,015
                          ---------------------------------------------------------------------------------------------------------
                            4,555    New Jersey State Transportation Trust Fund Authority, Transportation System
                                     Revenue Bonds, Series D, 5% due 6/15/2020                                                4,721
                          ---------------------------------------------------------------------------------------------------------
                            5,865    New Jersey State Transportation Trust Fund Authority, Transportation System
                                     Revenue Refunding Bonds, Series B, 5.50% due 12/15/2021 (d)                              6,544
                          ---------------------------------------------------------------------------------------------------------
                            4,870    New Jersey State Turnpike Authority, Turnpike Revenue Bonds,
                                     Series B, 5.15% due 1/01/2035 (a)(h)                                                     3,437
                          ---------------------------------------------------------------------------------------------------------
                            3,750    Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine Terminal,
                                     Additional Rent-Backed Revenue Refunding Bonds (City of Newark Redevelopment
                                     Projects), 4.375% due 1/01/2037 (d)                                                      3,509
                          ---------------------------------------------------------------------------------------------------------
                            1,575    Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 4.739%
                                     due 7/01/2033 (c)(h)                                                                     1,261
                          ---------------------------------------------------------------------------------------------------------
                            1,925    Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 4.744%
                                     due 7/01/2034 (c)(h)                                                                     1,540
                          ---------------------------------------------------------------------------------------------------------
                            5,000    Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
                                     93rd Series, 6.125% due 6/01/2094                                                        5,731
                          ---------------------------------------------------------------------------------------------------------
                            6,000    Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds
                                     (Capital Appreciation), Series A, 4.87% due 9/01/2031 (d)(h)                             1,812
                          ---------------------------------------------------------------------------------------------------------
                              500    Salem County, New Jersey, Improvement Authority Revenue Bonds
                                     (Finlaw State Office Building Project), 5.375% due 8/15/2028 (c)                           535
                          ---------------------------------------------------------------------------------------------------------
                              500    Salem County, New Jersey, Improvement Authority Revenue Bonds
                                     (Finlaw State Office Building Project), 5.25% due 8/15/2038 (c)                            525
                          ---------------------------------------------------------------------------------------------------------
                            4,280    South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds,
                                     4.75% due 1/01/2018                                                                      4,352
                          ---------------------------------------------------------------------------------------------------------
                            2,485    South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds,
                                     4.85% due 1/01/2019                                                                      2,527
                          ---------------------------------------------------------------------------------------------------------
                            2,000    South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds,
                                     5% due 1/01/2020                                                                         2,049
                          ---------------------------------------------------------------------------------------------------------
                            3,010    Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                                     7% due 6/01/2013 (f)                                                                     3,493
                          ---------------------------------------------------------------------------------------------------------

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)         (in Thousands)

                             Face
                           Amount    Municipal Bonds                                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                          $ 1,925    Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed
                                     Revenue Bonds, 5.75% due 6/01/2032                                                   $   2,060
                          ---------------------------------------------------------------------------------------------------------
                            5,000    Tobacco Settlement Financing Corporation of New Jersey, Revenue Refunding Bonds,
                                     Series 1A, 5% due 6/01/2041                                                              4,325
                          ---------------------------------------------------------------------------------------------------------
                            5,100    Tobacco Settlement Financing Corporation of New Jersey, Revenue Refunding Bonds,
                                     Series 1B, 5.65% due 6/01/2041 (h)                                                         553
                          ---------------------------------------------------------------------------------------------------------
                            1,585    Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding Bonds
                                     (Ogden Martin System of Union, Inc.), AMT, Series A, 5.375% due 6/01/2017 (a)            1,612
                          ---------------------------------------------------------------------------------------------------------
                            1,175    Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding Bonds
                                     (Ogden Martin System of Union, Inc.), AMT, Series A, 5.375% due 6/01/2018 (a)            1,195
                          ---------------------------------------------------------------------------------------------------------
                              945    University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A,
                                     5.50% due 12/01/2018 (a)                                                                 1,014
                          ---------------------------------------------------------------------------------------------------------
                            1,900    University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A,
                                     5.50% due 12/01/2019 (a)                                                                 2,039
                          ---------------------------------------------------------------------------------------------------------
                            1,870    University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A,
                                     5.50% due 12/01/2020 (a)                                                                 2,007
                          ---------------------------------------------------------------------------------------------------------
                            1,435    University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A,
                                     5.50% due 12/01/2021 (a)                                                                 1,540
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 6.7%          1,730    Puerto Rico Commonwealth Highway and Transportation Authority,
                                     Transportation Revenue Refunding Bonds, Series K, 5% due 7/01/2015 (f)                   1,855
                          ---------------------------------------------------------------------------------------------------------
                            2,750    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series TT,
                                     5% due 7/01/2032                                                                         2,752
                          ---------------------------------------------------------------------------------------------------------
                            1,900    Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
                                     Control Facilities Revenue Bonds (Cogeneration Facility-AES Puerto Rico
                                     Project), AMT, 6.625% due 6/01/2026                                                      2,020
                          ---------------------------------------------------------------------------------------------------------
                            3,500    Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
                                     Control Facilities Revenue Bonds (University Plaza Project),
                                     Series A, 5% due 7/01/2033 (d)                                                           3,530
                          ---------------------------------------------------------------------------------------------------------
                            3,750    Puerto Rico Municipal Finance Agency, GO, Series A, 5% due 8/01/2021 (c)                 3,916
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands         3,500    Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
- 2.6%                               (Hovensa Coker Project), AMT, 6.50% due 7/01/2021                                        3,673
                          ---------------------------------------------------------------------------------------------------------
                            1,900    Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds
                                     (Hovensa Refinery), AMT, 5.875% due 7/01/2022                                            1,935
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Municipal Bonds (Cost - $313,081) - 150.9%                                       319,055
-----------------------------------------------------------------------------------------------------------------------------------

                                     Municipal Bonds Held in Trust (g)
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 3.9%           2,500    Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds,
                                     6% due 1/01/2018 (c)                                                                     2,621
                          ---------------------------------------------------------------------------------------------------------
                            5,360    Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds,
                                     6% due 1/01/2019 (c)                                                                     5,619
                          ---------------------------------------------------------------------------------------------------------
                                     Total Municipal Bonds Held in Trust (Cost - $7,999) - 3.9%                               8,240
-----------------------------------------------------------------------------------------------------------------------------------

                           Shares
                             Held    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                            3,483    CMA New Jersey Municipal Money Fund, 3.29% (i)(j)                                        3,483
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Short-Term Securities (Cost - $3,483) - 1.7%                                       3,483
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Investments (Cost - $324,563*) - 156.5%                                          330,778

                                     Other Assets Less Liabilities - 1.7%                                                     3,645

                                     Liability for Trust Certificates, Including Interest Expense Payable - (1.9%)           (3,955)

                                     Preferred Stock, at Redemption Value - (56.3%)                                        (119,073)
                                                                                                                          ---------
                                     Net Assets Applicable to Common Stock - 100.0%                                       $ 211,395
                                                                                                                          =========

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)         (in Thousands)

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 320,998
                                                                      =========
      Gross unrealized appreciation                                   $  10,682
      Gross unrealized depreciation                                      (4,832)
                                                                      ---------
      Net unrealized appreciation                                     $   5,850
                                                                      =========

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d)   MBIA Insured.
(e)   Radian Insured.
(f)   Prerefunded.
(g) Securities represent underlying bonds transferred to a separate securitization trust established in a tender bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(h) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase. (i) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                         Net            Dividend
      Affiliate                                        Activity          Income
      --------------------------------------------------------------------------
      CMA New Jersey Municipal Money Fund               3,208             $127
      --------------------------------------------------------------------------

(j)   Represents the current yield as of August 31, 2007.
(k)   Assured Guaranty Insured.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniYield New Jersey Fund, Inc.

Date: October 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniYield New Jersey Fund, Inc.

Date: October 22, 2007


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke,
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniYield New Jersey Fund, Inc.

Date: October 22, 2007